Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 17 - Subsequent Events

The Company has evaluated subsequent events through the date on which the consolidated financial statements were available to be issued.

On January 7, 2020, the Company issued 357,142 common shares to an investor in satisfaction of $50,000 of principal on a convertible note.

On January 7, 2020, the Company issued 121,212 common shares to an investor in satisfaction of $20,000 of principal on a convertible note.

On January 10, 2020, the Company issued 25,000 common shares to an investor as consideration for a new $225,000 convertible note. The note bears interest at 8% and matures in October 2020.

On January 15, 2020, the Company issued 177,778 common shares to an investor in satisfaction of $20,000 of principal on a convertible note.

On January 16, 2020, the Company issued 380,952 common shares to an investor in satisfaction of $40,000 of principal on a convertible note.

On January 16, 2020, the Company issued 231,111 common shares to an investor in satisfaction of $26,000 of principal on a convertible note.

On January 17, 2020, the Company issued 170,000 common shares to an investor in satisfaction of $12,000 of principal on a convertible note.

On January 21, 2020, the Company issued 100,000 common shares to an employee as compensation.

On January 22, 2020, the Company issued 100,000 common shares to a consultant for professional services.

On January 29, 2020, the Company issued 416,667 common shares to an investor in satisfaction of $30,000 of principal on a convertible note.

On January 30, 2020, the Company issued 634,920 common shares to an investor in satisfaction of $40,000 of principal on a convertible note.

On February 6,2020, the Company issued 500,000 common shares to an investor in satisfaction of $9,250 of principal on a convertible note.

On February 6, 2020, the Company issued 100,000 common shares to a consultant for professional services.

Note 16 - Subsequent Events

The Company has evaluated subsequent events through the date on which the consolidated financial statements were available to be issued.

On July 1, 2019, the Company signed a lease agreement for certain property. The lease expires in June 2021 and requires a deposit of $10,000 and monthly installments of $3,000. Future lease payments are $36,000 for the years ended June 30, 2020 and 2021.

On July 3, 2019, the Company entered into a new $165,000 convertible note with an investor.

The Company issued 250,000 shares to a financial advisor for services in July 2019, under terms of a Financial Advisory Agreement dated June 4, 2019.

The Company issued 60,000 shares to a consultant for services in July and September 2019, under terms of a Business Development and Marketing Agreement dated June 10, 2019.

On July 22, 2019, the Company issued 210,000 common shares for services. The shares were issued in satisfaction of an accrued expense at June 30, 2019 for consulting services under an anti-dilution provision in the May 2017 Consulting Agreement (Note 11). The shares were issued to a related party of the consultant.

On August 8, 2019, the Company entered into a new $200,000 convertible note with an investor and issued 50,000 shares to the investor under terms of the convertible note.

On August 20, 2019, the Company entered into a new $225,000 convertible note with an investor.

During August and September 2019, the Company issued 527,632 common shares to an investor in full satisfaction of a $382,000 convertible note.

During August and September 2019, convertible note holders converted $70,000 of principal on the February 22, 2018 $200,000 convertible note in exchange for 96,200 shares.  The outstanding principal balance of the convertible note is $130,000 after the conversions.  The remaining balance of the note was assumed by a different investor who invested an additional $145,000 and combined the assumed note and additional investment into a new $234,000 convertible note.

On September 3, 2019, the Company acquired 100% of the stock of Interlock Concepts, Inc. and Ehlert Solutions, Inc. The purchase price for the acquisition was 1,350,000 shares of common stock and a 2 year note payable to the seller for $3,000,000. The purchase price is subject to adjustment based on the achievement of certain earnings goals.

On September 4, 2019, a warrant holder exercised warrants and received 375,975 shares in a cashless transaction.

On September 10, 2019, the Company issued 35,000 shares to a software developer as compensation for a research and development project.